Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: March 12, 2024

Payment Date	3/15/2024
Collection Period Start	2/1/2024
Collection Period End	2/29/2024
Interest Period Start	2/15/2024
Interest Period End	3/14/2024

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$300,454,167.78	$30,685,294.35	$269,768,873.43	0.530937	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$914,834,167.78	$30,685,294.35	$884,148,873.43

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,007,323,863.22	$973,183,297.43	0.650637
YSOC Amount	$89,098,494.06	$85,643,222.62
Adjusted Pool Balance	$918,225,369.16	$887,540,074.81
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$300,454,167.78	5.20000%	30/360	$1,301,968.06
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$914,834,167.78			$3,810,687.39

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,007,323,863.22	$973,183,297.43
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$918,225,369.16	$887,540,074.81
Number of Receivables Outstanding	49,966	49,274
Weighted Average Contract Rate	3.91%	3.91%
Weighted Average Remaining Term (months)	48	47

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,281,456.27
Principal Collections	$33,708,095.18
Liquidation Proceeds	$218,123.31
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$37,207,674.76
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$37,207,674.76

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$839,436.55	$839,436.55	$—	$—	$36,368,238.21
Interest - Class A-1 Notes	$—	$—	$—	$—	$36,368,238.21
Interest - Class A-2 Notes	$1,301,968.06	$1,301,968.06	$—	$—	$35,066,270.15
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$33,138,561.82
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$32,747,051.82
First Allocation of Principal	$—	$—	$—	$—	$32,747,051.82
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$32,689,760.82
Second Allocation of Principal	$174,092.97	$174,092.97	$—	$—	$32,515,667.85
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,455,099.85
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$18,895,099.85
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,823,457.85
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,263,457.85
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,263,457.85
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,872,256.47
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,872,256.47
Remaining Funds to Certificates	$1,872,256.47	$1,872,256.47	$—	$—	$—
Total	$37,207,674.76	$37,207,674.76	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$89,098,494.06
Increase/(Decrease)	$(3,455,271.44)
Ending YSOC Amount	$85,643,222.62

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$918,225,369.16	$887,540,074.81
Note Balance	$914,834,167.78	$884,148,873.43
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	32	$432,470.61
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	95	$218,123.31
Monthly Net Losses (Liquidation Proceeds)			$214,347.30
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.43%
Second Preceding Collection Period			0.46%
Preceding Collection Period			0.08%
Current Collection Period			0.26%
Four-Month Average Net Loss Ratio			0.31%
Cumulative Net Losses for All Periods			$2,888,365.89
Cumulative Net Loss Ratio			0.19%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	77	$1,736,502.14
60-89 Days Delinquent	0.08%	33	$817,043.06
90-119 Days Delinquent	0.02%	9	$231,622.49
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.29%	119	$2,785,167.69

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$170,675.64
Total Repossessed Inventory		11	$274,709.54

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		42	$1,048,665.55
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.11%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.81	0.08%	31	0.06%